Financial instruments by category - Financial assets and financial liabilities measured at fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial instruments	$ 4,483	$ 3,398
Derivative financial liabilities	(552)	(7,068)
Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial instruments	4,463	2,789
Derivative financial liabilities	(498)	(1,196)
Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial instruments	20	609
Derivative financial liabilities	$ (54)	$ (5,872)